SEGMENT INFORMATION	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Segment Reporting [Abstract]
SEGMENT INFORMATION

NOTE 5 – SEGMENT INFORMATION

The Company has two identifiable segments as of June 30, 2016; products and services. The products segment sells merchandise directly to customers thorough e-commerce distributor portals such as Amazon and eBay and through our proprietary websites and retail location. The services segment is focused on producing advertising revenue generated by users “clicking” on website advertisements utilizing several ad network partners and direct advertisers and subscription revenue generated by the sale of access to career postings on one of our websites.

The following information represents segment activity for the three and six month periods ended June 30, 2016.  Comparable information is presented for the respective periods in 2015:

	For the three months ended June 30, 2016			For the six months ended June 30, 2016
	Products	Services	Total	Products	Services	Total
Revenues	$336,042	$123,128	$459,170	$683,821	$199,764	$883,585
Amortization	$—	$61,582	$61,582	$—	$124,425	$124,425
Depreciation	$2,176	$1,169	$3,345	$4,888	$1,791	$6,679
Loss from operations	$(267,198)	$(242,957)	$(510,155)	$(680,802)	$(462,187)	$(1,142,989)
Segment Assets	$1,203,841	$829,518	$2,033,359	$1,203,841	$829,518	$2,033,359

	For the three months ended			For the six months ended
	June 30, 2015			June 30, 2015
	Products	Services	Total	Products	Services	Total
Revenues	$323,848	$48,099	$371,947	$585,572	$96,458	$682,030
Amortization	$—	$45,801	$45,801	$—	$86,136	$86,136
Depreciation	$2,979	$442	$3,421	$5,795	$962	$6,757
Loss from operations	$(286,424)	$(100,911)	$(387,335)	$(522,400)	$(198,704)	$(721,104)
Segment Assets	$1,381,335	$828,209	$2,209,544	$1,381,335	$828,209	$2,209,544

The following information represents further detail on segment revenues for the three and six month periods ended June 30, 2016 and 2015:

	Three Months Ended		Six Months Ended
	(unaudited)		(unaudited)
	June 30,	June 30,	June 30,	June 30,
	2016	2015	2016	2015
Revenue:
Direct Product Sales	$29,236	$24,607	$60,176	$40,757
Distributor Product Sales	$306,806	$299,241	$623,645	$544,815
Services	$123,128	$48,099	$199,764	$96,458
Total Revenue	$459,170	$371,947	$883,585	$682,030

NOTE 7 – SEGMENT INFORMATION

The Company has two identifiable segments as of December 31, 2015; products and services. The products segment sells merchandise directly to customers thorough e-commerce distributor portals such as Amazon and eBay and through our proprietary websites and retail location. The services segment is focused on producing advertising revenue generated by users "clicking" on website advertisements utilizing several ad network partners and direct advertisers and subscription revenue generated by the sale of access to career postings on one of our websites.

The following information represents segment activity for the year ended December 31, 2015:

	For the year ended December 31, 2015
	Products	Services	Total
Revenues	$1,408,481	$283,598	$1,692,079
Website Amortization	$—	$181,905	$181,905
Depreciation	$11,860	$2,388	$14,248
Impairment	$—	$70,531	$70,531
Loss from operations	$(1,181,233)	$(491,861)	$(1,673,094)
Segment Assets	$1,582,563	$737,028	$2,319,591

The following information represents segment activity for the year ended December 31, 2014:

	For the year ended December 31, 2014
	Products	Services	Total
Revenues	$1,050,394	$118,792	$1,169,186
Website Amortization	$—	$147,006	$147,006
Depreciation	$10,183	$1,152	$11,335
Impairment	$—	$24,716	$24,716
Loss from operations	$(1,102,922)	$(407,505)	$(1,510,427)
Segment Assets	$1,483,022	$467,946	$1,950,968